Other Real Estate and Other Assets Acquired in Settlement of Loans - Schedule of Real Estate and Other Assets Acquired in Settlement of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of real estate and other assets acquired in settlement of loans
Repossessed assets	$ 6	$ 0
Total	7,694	11,459	$ 13,436
Less valuation allowance for other real estate owned	(5,950)	(2,664)	$ (2,911)	$ (2,614)
Total other real estate owned	1,744	8,795
Real estate construction − commercial and Real estate mortgage − commercial | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	7,668	10,094
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	0	1,186
Real Estate Mortgage - Residential | Mortgage
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 20	$ 179